UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sentry Select Capital Corp.

Address:   Commerce Court West
           199 Bay Street, Suite 4100
           PO Box 108
           Toronto, Ontario  M5L 1E2
           Canada


Form 13F File Number: 028-14712


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James A. McIntyre
Title:  President
Phone:  416.861.8729

Signature,  Place,  and  Date  of  Signing:

/s/ James A. McIntyre              Toronto, Ontario, Canada           2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              82

Form 13F Information Table Value Total:  $      676,528
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14713             Sentry Investments Inc.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
ALTERA CORP                               COM            021441100      223     6,000 SH       DEFINED                X      0    0
APPLE INC                                 COM            037833100      365       900 SH       DEFINED                X      0    0
CLEARWATER PAPER CORP                     COM            18538R103      214     6,000 SH       DEFINED                X      0    0
COSTAMARE INC                             COM            Y1771G102      283    20,000 SH       DEFINED                X      0    0
LAS VEGAS SANDS CORP                      COM            517834107      342     8,000 SH       DEFINED                X      0    0
MGM RESORTS INTERNATIONAL                 COM            552953101      261    25,000 SH       DEFINED                X      0    0
RENTECH NITROGEN PARTNERS LP              COM            760113100      245    15,000 SH       DEFINED                X      0    0
REPUBLIC SVCS INC                         COM            760759100      220     8,000 SH       DEFINED                X      0    0
SANDISK CORP                              COM            80004C101      221     4,500 SH       DEFINED                X      0    0
SKULLCANDY INC                            COM            83083J104      190    15,200 SH       DEFINED                X      0    0
WESTERN UNION CO                          COM            959802109      256    14,000 SH       DEFINED                X      0    0
AT&T INC                                  COM            00206R102      856    28,300 SH       DEFINED    1           X      0    0
ALTERA CORP                               COM            021441100    2,449    66,000 SH       DEFINED    1           X      0    0
ALTRIA GROUP INC                          COM            02209S103    1,174    39,600 SH       DEFINED    1           X      0    0
AMERICAN CAMPUS CMNYTS INC                COM            024835100   20,057   478,000 SH       DEFINED    1           X      0    0
AMERICAN CAPITAL AGENCY CORP              COM            02503X105   34,482 1,228,000 SH       DEFINED    1           X      0    0
AMERICAN CAPITAL MORTGAGE INVESTMENT CORP COM            02504A104   19,102 1,015,000 SH       DEFINED    1           X      0    0
AMERICAN TOWER CORP                       CL A           029912201    1,164    19,400 SH       DEFINED    1           X      0    0
ANALOG DEVICES INC                        COM            032654105    1,968    55,000 SH       DEFINED    1           X      0    0
ANNALY CAP MGMT INC                       COM            035710409   28,888 1,810,000 SH       DEFINED    1           X      0    0
APPLE INC                                 COM            037833100    6,845    16,900 SH       DEFINED    1           X      0    0
AUTOMATIC DATA PROCESSING INC             COM            053015103      902    16,700 SH       DEFINED    1           X      0    0
BECTON DICKINSON & CO                     COM            075887109   49,226   658,800 SH       DEFINED    1           X      0    0
BOSTON PROPERTIES INC                     COM            101121101   28,147   282,600 SH       DEFINED    1           X      0    0
CMS ENERGY CORP                           COM            125896100    1,016    46,000 SH       DEFINED    1           X      0    0
CANADIAN NATL RY CO                       COM            136375102    1,728    22,000 SH       DEFINED    1           X      0    0
CHECK POINT SOFTWARE TECHNOLOGIES LTD     COM            M22465104    1,156    22,000 SH       DEFINED    1           X      0    0
CITRIX SYSTEMS INC                        COM            177376100    1,336    22,000 SH       DEFINED    1           X      0    0
CLEARWATER PAPER CORP                     COM            18538R103    2,706    76,000 SH       DEFINED    1           X      0    0
COACH INC                                 COM            189754104    1,343    22,000 SH       DEFINED    1           X      0    0
COCACOLA CO                               COM            191216100    1,392    19,900 SH       DEFINED    1           X      0    0
COSTAMARE INC                             COM            Y1771G102    5,522   390,000 SH       DEFINED    1           X      0    0
CREDIT SUISSE GROUP AG                    SPONS ADR      225401108    1,421    60,500 SH       DEFINED    1           X      0    0
CROWN CASTLE INTERNATIONAL CORP           COM            228227104    1,541    34,400 SH       DEFINED    1           X      0    0
DISNEY WALT CO                            COM DISNEY     254687106    1,800    48,000 SH       DEFINED    1           X      0    0
DITIGAL REALTY TRUST INC                  COM            253868103   12,427   186,400 SH       DEFINED    1           X      0    0
DOLLAR GENERAL CORP                       COM            256677105    2,379    63,000 SH       DEFINED    1           X      0    0
ENSCO PLC                                 SPONS ADR      29358Q109    1,548    33,000 SH       DEFINED    1           X      0    0
EQUIFAX INC                               COM            294429105    4,552   117,500 SH       DEFINED    1           X      0    0
EXXON MOBIL CORP                          COM            30231G102   49,000   578,100 SH       DEFINED    1           X      0    0
FISERV INC                                COM            337738108    7,237   123,200 SH       DEFINED    1           X      0    0
GENERAL MTRS CO                           JR PFD CNV SRB 37045V209    3,768   138,886 SH       DEFINED    1           X      0    0
GOOGLE INC                                CL A           38259P508    2,584     4,000 SH       DEFINED    1           X      0    0
INTEL CORP                                COM            458140100   66,319 2,734,800 SH       DEFINED    1           X      0    0
JPMORGAN & CHASE CO                       COM            46625H100    1,463    44,000 SH       DEFINED    1           X      0    0
LAS VEGAS SANDS CORP                      COM            517834107    4,615   108,000 SH       DEFINED    1           X      0    0
LORILLARD INC                             COM            544147101    1,003     8,800 SH       DEFINED    1           X      0    0
MGM RESORTS INTERNATIONAL                 COM            552953101    2,868   275,000 SH       DEFINED    1           X      0    0
MACQUARIE INFRAST CO LLC                  MEMBERSHIP INT 55608B105    1,780    63,700 SH       DEFINED    1           X      0    0
MASTERCARD INC                            COM            57636Q104    2,274     6,100 SH       DEFINED    1           X      0    0
MATTEL INC                                COM            577081102    4,236   152,600 SH       DEFINED    1           X      0    0
MCGRAW HILL COS INC                       COM            580645109   44,480   989,096 SH       DEFINED    1           X      0    0
MCKESSON CORP                             COM            58155Q103    2,205    28,300 SH       DEFINED    1           X      0    0
MEDTRONIC INC                             COM            585055106    1,369    35,800 SH       DEFINED    1           X      0    0
MICROSOFT CORP                            COM            594918104   45,181 1,740,400 SH       DEFINED    1           X      0    0
NIKE INC                                  CL B           654106103    1,715    17,800 SH       DEFINED    1           X      0    0
NORFOLK SOUTHERN CORP                     COM            655844108    6,550    89,900 SH       DEFINED    1           X      0    0
NORTHEAST UTILS                           COM            664397106    1,493    41,400 SH       DEFINED    1           X      0    0
PROCTOR & GAMBLE CO                       COM            742718109    1,141    17,100 SH       DEFINED    1           X      0    0
QUEST DIAGNOSTICS INC                     COM            74834L100   47,487   817,900 SH       DEFINED    1           X      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
RENTECH NITROGEN PARTNERS LP              COM            760113100      940    57,500 SH       DEFINED    1           X      0    0
REPUBLIC SVCS INC                         COM            760759100   14,784 5,146,438 SH       DEFINED    1           X      0    0
SANDISK CORP                              COM            80004C101    2,436    49,500 SH       DEFINED    1           X      0    0
SIMON PPTY INC                            COM            828806109   22,513   174,600 SH       DEFINED    1           X      0    0
SKULLCANDY INC                            COM            83083J104    2,466   196,987 SH       DEFINED    1           X      0    0
STATE ST CORP                             COM            857477103    1,109    27,500 SH       DEFINED    1           X      0    0
SYSCO CORP                                COM            871829107    1,244    42,400 SH       DEFINED    1           X      0    0
TEMPUR-PEDIC INTERNATINOAL INC            COM            88023U101    1,156    22,000 SH       DEFINED    1           X      0    0
3M CO                                     COM            88579Y101    5,688    69,600 SH       DEFINED    1           X      0    0
TOWERS WATSON & CO                        COM            891894107    7,030   117,300 SH       DEFINED    1           X      0    0
UNITED PARCEL SERVICE INC                 CL B           911312106    2,101    28,700 SH       DEFINED    1           X      0    0
UNITED TECHNOLOGIES CORP                  COM            913017109    2,207    30,200 SH       DEFINED    1           X      0    0
V F CORP                                  COM            918204108    1,092     8,600 SH       DEFINED    1           X      0    0
VERIZON COMMUNICATIONS INC                COM            92343V104   14,054   350,300 SH       DEFINED    1           X      0    0
VISA INC                                  COM CL A       92826C839   11,838   116,600 SH       DEFINED    1           X      0    0
VMWARE INC                                CL A COM       928563402    1,373    16,500 SH       DEFINED    1           X      0    0
WAL MART STORES INC                       COM            931142103   23,513   393,450 SH       DEFINED    1           X      0    0
WELLS FARGO & CO                          COM            949746101    1,516    55,000 SH       DEFINED    1           X      0    0
WESTERN UNION CO                          COM            959802109   11,330   620,500 SH       DEFINED    1           X      0    0
WILLIAMS COS INC                          COM            969457100    1,588    48,100 SH       DEFINED    1           X      0    0
WISCONSIN ENERGY CORP                     COM            976657106    1,248    35,700 SH       DEFINED    1           X      0    0
ZIMMER HLDGS INC                          COM            98956P102    6,587   123,300 SH       DEFINED    1           X      0    0


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